Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Common Stock	Preferred Stock Redeemable Convertible Preferred Stock.	Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2018			$ 72,155,654
Balance at the beginning (in shares) at Dec. 31, 2018			20,335,871
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred issuance, net of issuance costs			$ 34,728,457
Preferred issuance, net of issuance costs (in shares)			12,317,871
Balance at the end at Dec. 31, 2019	$ 839	$ 106,884,111	$ 106,884,111	$ 1,374,319	$ (75,961,522)	$ 106,884,111
Balance at the end (in shares) at Dec. 31, 2019	8,396,425	32,653,742	32,653,742			32,653,742
Balance at the beginning at Dec. 31, 2018	$ 827			941,902	(57,492,746)	$ (56,550,017)
Balance at the beginning (in shares) at Dec. 31, 2018	8,273,865
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				392,566		392,566
Proceeds from option exercises	$ 12			39,851		$ 39,863
Proceeds from option exercises (in shares)	122,560					122,560
Net loss					(18,468,776)	$ (18,468,776)
Balance at the end at Dec. 31, 2019	$ 839			1,374,319	(75,961,522)	(74,586,364)
Balance at the end (in shares) at Dec. 31, 2019	8,396,425
Balance at the end at Jun. 30, 2020	$ 846	$ 106,884,111	$ 143,086,271	1,343,750	(87,739,276)	86,394,680
Balance at the end (in shares) at Jun. 30, 2020	8,468,742	32,653,742
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(1,000)
Balance at the end at Jun. 30, 2020	$ 856			1,611,049	(106,135,338)	(106,135,338)
Balance at the end (in shares) at Jun. 30, 2020	2,765,097		41,587,368
Balance at the beginning at Dec. 31, 2019	$ 839	$ 106,884,111	$ 106,884,111	1,374,319	(75,961,522)	$ 106,884,111
Balance at the beginning (in shares) at Dec. 31, 2019	8,396,425	32,653,742	32,653,742			32,653,742
Balance at the end at Mar. 31, 2020	$ 841	$ 106,884,111		1,423,669	(81,822,329)	$ 80,397,819
Balance at the end (in shares) at Mar. 31, 2020	8,409,709	32,653,742
Balance at the beginning at Dec. 31, 2019	$ 839			1,374,319	(75,961,522)	(74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019	8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				32,414		32,414
Proceeds from option exercises	$ 2			16,937		16,939
Proceeds from option exercises (in shares)	13,284
Net loss					(5,749,171)	(5,749,171)
Balance at the end (Impact of adoption of ASC 842) at Mar. 31, 2020					(111,637)	(111,637)
Balance at the beginning at Dec. 31, 2019	$ 839	$ 106,884,111	$ 106,884,111	1,374,319	(75,961,522)	$ 106,884,111
Balance at the beginning (in shares) at Dec. 31, 2019	8,396,425	32,653,742	32,653,742			32,653,742
Balance at the end at Sep. 30, 2020	$ 854	$ 146,807,916		1,492,332	(95,423,106)	$ 93,929,920
Balance at the end (in shares) at Sep. 30, 2020	8,544,436	41,692,230				41,692,230
Balance at the beginning at Dec. 31, 2019	$ 839			1,374,319	(75,961,522)	$ (74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019	8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(19,349,948)
Balance at the beginning at Dec. 31, 2019	$ 839	$ 106,884,111	$ 106,884,111	1,374,319	(75,961,522)	$ 106,884,111
Balance at the beginning (in shares) at Dec. 31, 2019	8,396,425	32,653,742	32,653,742			32,653,742
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred issuance, net of issuance costs			$ 39,860,073
Preferred issuance, net of issuance costs (in shares)			9,038,488
Balance at the end at Dec. 31, 2020	$ 856	$ 143,086,271		1,611,049	(106,135,338)	$ 143,086,271
Balance at the end (in shares) at Dec. 31, 2020	2,765,097	41,587,368				41,587,368
Balance at the beginning at Dec. 31, 2019	$ 839			1,374,319	(75,961,522)	$ (74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019	8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				122,032		122,032
Proceeds from option exercises	$ 17			131,785		$ 131,802
Proceeds from option exercises (in shares)	164,886					164,886
Net loss					(31,674,084)	$ (31,674,084)
Balance at the end (Impact of adoption of ASC 842) at Dec. 31, 2020					(111,637)	(111,637)
Balance at the end at Dec. 31, 2020						(106,135,338)
Balance at the beginning at Mar. 31, 2020	$ 841	$ 106,884,111		1,423,669	(81,822,329)	80,397,819
Balance at the beginning (in shares) at Mar. 31, 2020	8,409,709	32,653,742
Balance at the end at Jun. 30, 2020	$ 846	$ 106,884,111	$ 143,086,271	1,343,750	(87,739,276)	86,394,680
Balance at the end (in shares) at Jun. 30, 2020	8,468,742	32,653,742
Balance at the beginning (Impact of adoption of ASC 842) at Mar. 31, 2020					(111,637)	(111,637)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				(135,966)		(135,966)
Proceeds from option exercises	$ 5			56,047		56,052
Proceeds from option exercises (in shares)	59,033
Net loss					(5,916,947)	(5,916,947)
Balance at the end at Jun. 30, 2020	$ 856			1,611,049	(106,135,338)	(106,135,338)
Balance at the end (in shares) at Jun. 30, 2020	2,765,097		41,587,368
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred issuance, net of issuance costs		$ 39,923,805
Preferred issuance, net of issuance costs (in shares)		9,038,488
Balance at the end at Sep. 30, 2020	$ 854	$ 146,807,916		1,492,332	(95,423,106)	$ 93,929,920
Balance at the end (in shares) at Sep. 30, 2020	8,544,436	41,692,230				41,692,230
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				105,341		$ 105,341
Proceeds from option exercises	$ 8			43,241		43,249
Proceeds from option exercises (in shares)	75,694
Net loss					(7,683,830)	(7,683,830)
Balance at the beginning at Jun. 30, 2020	$ 846	$ 106,884,111	$ 143,086,271	1,343,750	(87,739,276)	86,394,680
Balance at the beginning (in shares) at Jun. 30, 2020	8,468,742	32,653,742
Balance at the end (in shares) at Jun. 30, 2021		41,587,368
Balance at the beginning at Jun. 30, 2020	$ 856			1,611,049	(106,135,338)	(106,135,338)
Balance at the beginning (in shares) at Jun. 30, 2020	2,765,097		41,587,368
Balance at the end at Jun. 30, 2021	$ 1,028	$ 143,086,271		3,663,679	(118,623,183)	(122,287,890)
Balance at the end (in shares) at Jun. 30, 2021	4,488,416
Balance at the beginning at Dec. 31, 2020	$ 856	$ 143,086,271		1,611,049	(106,135,338)	$ 143,086,271
Balance at the beginning (in shares) at Dec. 31, 2020	2,765,097	41,587,368				41,587,368
Balance at the end at Mar. 31, 2021		$ 143,086,271
Balance at the end (in shares) at Mar. 31, 2021		41,587,368
Balance at the beginning (Impact of adoption of ASC 842) at Dec. 31, 2020					(111,637)	$ (111,637)
Balance at the beginning at Dec. 31, 2020						(106,135,338)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				225,623	225,623
Proceeds from option exercises	$ 51			331,740	331,791
Proceeds from option exercises (in shares)	506,707
Net loss					(6,825,527)	(6,825,527)
Balance at the end at Mar. 31, 2021	$ 907			2,168,412	(112,403,451)	(114,572,770)
Balance at the end (in shares) at Mar. 31, 2021	3,271,804
Balance at the beginning at Dec. 31, 2020	$ 856	$ 143,086,271		1,611,049	(106,135,338)	$ 143,086,271
Balance at the beginning (in shares) at Dec. 31, 2020	2,765,097	41,587,368				41,587,368
Balance at the end at Sep. 30, 2021						$ 143,086,271
Balance at the end (in shares) at Sep. 30, 2021						41,587,368
Balance at the beginning (Impact of adoption of ASC 842) at Dec. 31, 2020					(111,637)	$ (111,637)
Balance at the beginning at Dec. 31, 2020						$ (106,135,338)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from option exercises (in shares)						1,830,071
Net loss						$ (29,232,518)
Balance at the end at Sep. 30, 2021	$ 1,039	$ 143,086,271		4,769,114	(132,209,608)	(106,135,338)
Balance at the end (in shares) at Sep. 30, 2021	4,595,168	41,587,368
Balance at the beginning at Mar. 31, 2021		$ 143,086,271
Balance at the beginning (in shares) at Mar. 31, 2021		41,587,368
Balance at the end (in shares) at Jun. 30, 2021		41,587,368
Balance at the beginning at Mar. 31, 2021	$ 907			2,168,412	(112,403,451)	(114,572,770)
Balance at the beginning (in shares) at Mar. 31, 2021	3,271,804
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				689,494	689,494
Proceeds from option exercises	$ 121			805,773	805,894
Proceeds from option exercises (in shares)	1,216,612
Net loss					(7,715,120)	(7,715,120)
Balance at the end at Jun. 30, 2021	$ 1,028	$ 143,086,271		3,663,679	(118,623,183)	(122,287,890)
Balance at the end (in shares) at Jun. 30, 2021	4,488,416
Balance at the end at Sep. 30, 2021						$ 143,086,271
Balance at the end (in shares) at Sep. 30, 2021						41,587,368
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				997,979	997,979
Proceeds from option exercises	$ 11			107,456	107,467
Proceeds from option exercises (in shares)	106,752
Net loss					(14,691,871)	$ (14,691,871)
Balance at the end at Sep. 30, 2021	$ 1,039	$ 143,086,271		$ 4,769,114	$ (132,209,608)	$ (106,135,338)
Balance at the end (in shares) at Sep. 30, 2021	4,595,168	41,587,368